EMPLOYEE RETIREMENT BENEFITS	12 Months Ended
Jun. 30, 2021
EMPLOYEE RETIREMENT BENEFITS
EMPLOYEE RETIREMENT BENEFITS

NOTE 12 -           EMPLOYEE RETIREMENT BENEFITS

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salaries and employee charges when incurred. The contributions made by the Companies were $101,318 and $95,017 for the year ended June 30, 2021 and 2020, respectively.